Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	43 Months Ended		60 Months Ended	86 Months Ended		88 Months Ended		94 Months Ended		120 Months Ended
		May 31, 2024	May 31, 2024		May 31, 2024	May 31, 2024		May 31, 2024		May 31, 2024		May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Oct. 30, 2020	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Jul. 29, 2016	May 31, 2016	May 31, 2015	May 31, 2014
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-F-1
American Funds Corporate Bond Fund Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-A (with sales charge)
Account Value		$ 10,723	$ 10,723		$ 10,723	$ 10,723		$ 10,723		$ 10,723		$ 10,723		$ 10,429		$ 10,622		$ 11,864		$ 11,737	$ 10,287	$ 9,585	$ 9,655			$ 9,650
Average Annual Return, Percent	[1]	(0.78%)			0.12%					0.90%	[2]
American Funds Corporate Bond Fund Class 529-A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	2.82%			0.83%					1.35%	[2]
American Funds Corporate Bond Fund Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-C (with sales charge)
Account Value		$ 10,707	10,707		$ 10,707	10,707		10,707		$ 10,707		10,707		10,413		10,606		11,860		11,823	10,440	9,806	9,952			10,000
Average Annual Return, Percent	[1]	1.06%			0.07%					0.87%	[3]
American Funds Corporate Bond Fund Class 529-C | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	2.05%			0.07%					0.87%	[3]
American Funds Corporate Bond Fund Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-E
Account Value		$ 10,957	10,957		$ 10,957	10,957		10,957		$ 10,957		10,957		10,675		10,893		12,190		12,085	10,611	9,908	9,998			10,000
Average Annual Return, Percent	[1]	2.64%			0.64%					1.17%	[4]
American Funds Corporate Bond Fund Class 529-F-1
Account Value [Line Items]
Account Value		$ 11,319	11,319		$ 11,319	11,319		11,319		$ 11,319		11,319		10,982		11,157		12,436		12,277	10,734	9,982	10,030			10,000
Average Annual Return, Percent	[1]	3.07%			1.07%					1.59%	[5]
American Funds Corporate Bond Fund Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-F-2
Account Value		$ 9,047	$ 9,047		$ 9,047	9,047		9,047		$ 9,047		9,047	$ 8,792	8,772	$ 8,553	8,905	$ 10,108	9,918	$ 10,000
Average Annual Return, Percent	[1]	3.14%	(2.76%)	[6]
American Funds Corporate Bond Fund Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-F-3
Account Value		$ 9,063	$ 9,063		9,063	9,063		9,063		9,063		9,063	$ 8,805	8,782	$ 8,561	8,911	$ 10,112	9,920	$ 10,000
Average Annual Return, Percent	[1]	3.20%	(2.71%)	[7]
American Funds Corporate Bond Fund Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-T (with sales charge)
Account Value		$ 11,222	$ 11,222		$ 11,222	$ 11,222		11,222		11,222		11,222		10,890		11,063		12,327		12,169	10,640	9,896	9,942	$ 9,751
Average Annual Return, Percent	[1]	0.48%			0.56%	1.63%	[8]
American Funds Corporate Bond Fund Class 529-T | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	3.05%			1.07%	1.99%	[8]
American Funds Corporate Bond Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class A (with sales charge)
Account Value		$ 12,165	12,165		$ 12,165	$ 12,165		12,165		12,165		$ 12,165		11,830		12,043		13,451		13,309	11,664	10,869	10,939				$ 10,528	$ 9,960	$ 9,629
Average Annual Return, Percent	[1]	(1.07%)			0.07%							1.98%
American Funds Corporate Bond Fund Class A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	2.83%			0.84%							2.37%
American Funds Corporate Bond Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class C (with sales charge)
Account Value		$ 10,518	10,518		$ 10,518	10,518		10,518		$ 10,518		$ 10,518		10,303		10,568		11,888		11,844	10,453	9,813	9,954			10,000
Average Annual Return, Percent	[1]	1.10%			0.12%					0.65%	[9]
American Funds Corporate Bond Fund Class C | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	2.09%			0.12%					0.65%	[9]
American Funds Corporate Bond Fund Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class F-1
Account Value		$ 11,136	11,136		$ 11,136	11,136		11,136		$ 11,136		11,136		10,826		11,021		12,308		12,173	10,666	9,941	10,009			10,000
Average Annual Return, Percent	[1]	2.86%			0.87%					1.38%	[10]
American Funds Corporate Bond Fund Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class F-2
Account Value		$ 11,374	11,374		$ 11,374	11,374		11,374		$ 11,374		11,374		11,029		11,199		12,474		12,305	10,753	9,993	10,034			10,000
Average Annual Return, Percent	[1]	3.13%			1.13%					1.66%	[11]
American Funds Corporate Bond Fund Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class F-3
Account Value		$ 11,795	11,795		$ 11,795	11,795		$ 11,795		$ 11,795		11,795		11,424		11,586		12,890		12,704	11,090	10,296	10,329		$ 10,000
Average Annual Return, Percent	[1]	3.25%			1.24%			2.28%	[12]
American Funds Corporate Bond Fund Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class R-1
Account Value		$ 10,639	10,639		$ 10,639	10,639		$ 10,639		$ 10,639		10,639		10,418		10,683		12,015		11,967	10,553	9,896	10,015			10,000
Average Annual Return, Percent	[1]	2.13%			0.16%					0.79%	[13]
American Funds Corporate Bond Fund Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class R-2
Account Value		$ 10,588	10,588		$ 10,588	10,588		10,588		$ 10,588		10,588		10,365		10,627		11,951		11,904	10,503	9,855	9,989			10,000
Average Annual Return, Percent	[1]	2.15%			0.16%					0.73%	[14]
American Funds Corporate Bond Fund Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class R-2E
Account Value		$ 10,887	10,887		$ 10,887	10,887		10,887		$ 10,887		10,887		10,628		10,866		12,187		12,107	10,651	9,963	10,036			10,000
Average Annual Return, Percent	[1]	2.44%			0.44%					1.09%	[15]
American Funds Corporate Bond Fund Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class R-3
Account Value		$ 10,934	10,934		$ 10,934	10,934		10,934		$ 10,934		10,934		10,657		10,879		12,182		12,082	10,615	9,918	10,010			10,000
Average Annual Return, Percent	[1]	2.60%			0.59%					1.15%	[16]
American Funds Corporate Bond Fund Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class R-5E
Account Value		$ 11,358	11,358		$ 11,358	11,358		11,358		$ 11,358		11,358		11,016		11,190		12,468		12,308	10,761	10,002	10,037			10,000
Average Annual Return, Percent	[1]	3.10%			1.09%					1.64%	[17]
American Funds Corporate Bond Fund Class T
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class T (with sales charge)
Account Value		$ 11,272	11,272		$ 11,272	$ 11,272		11,272		$ 11,272		11,272		10,932		11,094		12,357		12,193	10,656	9,903	9,943	$ 9,751
Average Annual Return, Percent	[1]	0.54%			0.62%	1.69%	[18]
American Funds Corporate Bond Fund Class T | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	3.12%			1.13%	2.05%	[18]
American Funds Corporate Bond Fund Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class R-6
Account Value		$ 11,448	11,448		$ 11,448	$ 11,448		11,448		$ 11,448		11,448		11,087		11,246		12,511		12,331	10,764	9,995	10,030			10,000
Average Annual Return, Percent	[1]	3.25%			1.24%					1.74%	[19]
American Funds Corporate Bond Fund Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class R-5
Account Value		$ 11,418	11,418		$ 11,418	11,418		11,418		$ 11,418		11,418		11,064		11,227		12,498		12,324	10,764	9,997	10,035			10,000
Average Annual Return, Percent	[1]	3.20%			1.19%					1.71%	[20]
American Funds Corporate Bond Fund Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class R-4
Account Value		$ 11,177	11,177		$ 11,177	11,177		11,177		$ 11,177		11,177		10,862		11,054		12,341		12,204	10,691	9,960	10,026			10,000
Average Annual Return, Percent	[1]	2.90%			0.89%					1.43%	[21]
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 10,421	$ 10,421		$ 10,421	$ 10,421		$ 10,421		$ 10,421		$ 10,421		10,287		10,512		11,454		11,501	10,511	9,879	9,916			10,000
Average Annual Return, Percent	[22]	1.31%	(2.93%)	[6]	(0.17%)	0.89%	[8]	0.99%	[12]	0.53%	[2]	1.26%
Bloomberg US Corporate Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Investment Grade Index
Account Value		$ 11,345	$ 11,345		$ 11,345	$ 11,345		$ 11,345		$ 11,345		$ 11,345		$ 10,866		$ 11,054		$ 12,321		$ 11,888	$ 10,805	$ 10,056	$ 10,050			$ 10,000
Average Annual Return, Percent	[22]	4.40%	(2.20%)	[6]	0.98%	1.99%	[8]	2.10%	[12]	1.62%	[2]	2.28%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class 529-A shares were first offered on July 29, 2016.
[3]	Class 529-C shares were first offered on July 29, 2016.
[4]	Class 529-E shares were first offered on July 29, 2016.
[5]	Class 529-F-1 shares were first offered on July 29, 2016.
[6]	Class 529-F-2 shares were first offered on October 30, 2020.
[7]	Class 529-F-3 shares were first offered on October 30, 2020.
[8]	Class 529-T shares were first offered on April 7, 2017.
[9]	Class C shares were first offered on July 29, 2016.
[10]	Class F-1 shares were first offered on July 29, 2016.
[11]	Class F-2 shares were first offered on July 29, 2016.
[12]	Class F-3 shares were first offered on January 27, 2017.
[13]	Class R-1 shares were first offered on July 29, 2016.
[14]	Class R-2 shares were first offered on July 29, 2016.
[15]	Class R-2E shares were first offered on July 29, 2016.
[16]	Class R-3 shares were first offered on July 29, 2016.
[17]	Class R-5E shares were first offered on July 29, 2016.
[18]	Class T shares were first offered on April 7, 2017.
[19]	Class R-6 shares were first offered on July 29, 2016.
[20]	Class R-5 shares were first offered on July 29, 2016.
[21]	Class R-4 shares were first offered on July 29, 2016.
[22]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.